Credit Quality (Tables)	6 Months Ended
Mar. 31, 2024
Credit Quality
Schedule of credit quality of loans and credit commitments

The following table shows the credit quality of loans and undrawn credit commitments[1].

		As at 31 March 2024				As at 30 September 2023				As at 31 March 2023
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans - housing
Strong	299,274	26,816	-	326,090	291,914	27,447	-	319,361	284,578	30,261	-	314,839
Good/satisfactory	160,286	47,093	-	207,379	156,836	48,929	-	205,765	155,228	44,137	-	199,365
Weak	2,168	15,203	6,423	23,794	2,533	14,178	5,237	21,948	2,375	13,021	4,421	19,817
Total loans - housing	461,728	89,112	6,423	557,263	451,283	90,554	5,237	547,074	442,181	87,419	4,421	534,021
Loans - personal
Strong	4,216	100	-	4,316	4,318	95	-	4,413	4,347	117	-	4,464
Good/satisfactory	5,642	882	-	6,524	6,097	802	-	6,899	6,552	911	-	7,463
Weak	253	661	197	1,111	252	623	192	1,067	273	711	240	1,224
Total loans - personal	10,111	1,643	197	11,951	10,667	1,520	192	12,379	11,172	1,739	240	13,151
Loans - business
Strong	72,541	21,771	-	94,312	80,177	13,564	-	93,741	74,626	10,691	-	85,317
Good/satisfactory	66,215	50,872	-	117,087	63,434	52,477	-	115,911	83,629	30,206	-	113,835
Weak	187	5,454	3,167	8,808	200	5,468	2,914	8,582	196	4,709	3,172	8,077
Total loans - business	138,943	78,097	3,167	220,207	143,811	71,509	2,914	218,234	158,451	45,606	3,172	207,229
Undrawn credit commitments
Strong	135,663	16,733	-	152,396	137,275	11,169	-	148,444	140,574	9,038	-	149,612
Good/satisfactory	40,622	14,848	-	55,470	40,482	15,142	-	55,624	47,842	9,191	-	57,033
Weak	221	1,767	430	2,418	214	1,503	366	2,083	251	1,110	397	1,758
Total undrawn credit commitments	176,506	33,348	430	210,284	177,971	27,814	366	206,151	188,667	19,339	397	208,403
Total strong	511,694	65,420	-	577,114	513,684	52,275	-	565,959	504,125	50,107	-	554,232
Total good/ satisfactory	272,765	113,695	-	386,460	266,849	117,350	-	384,199	293,251	84,445	-	377,696
Total weak	2,829	23,085	10,217	36,131	3,199	21,772	8,709	33,680	3,095	19,551	8,230	30,876
Total loans and undrawn credit commitments	787,288	202,200	10,217	999,705	783,732	191,397	8,709	983,838	800,471	154,103	8,230	962,804

1.

In 2024, the Group revised the methodology that it uses to classify program-managed exposures as strong, satisfactory, or weak in order to better align the mapping of program-managed exposures to transaction-managed exposures. This is a change in disclosure methodology only and does not represent a change in underlying credit quality of the Group’s credit exposures, or a change in ECL. Comparatives have been revised accordingly.